RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
Related Party Transactions
NOTE G - RELATED PARTY TRANSACTIONS
[1]	On August 16, 2013, the Company repurchased 15,112 shares of the Company’s common stock from a former director of the Company at a purchase price of $1.78 per share or aggregate consideration of $ 26,824.

[2]	On April 25, 2012, the Company repurchased 27,757 shares of its common stock from its Chief Financial Officer at a purchase price of $1.35 per share or aggregate consideration of $37,472.